Consolidated Statement of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and balances with banks	R$ 327,293	R$ 230,420
Financial assets	44,360,860	27,016,467
At fair value through profit or loss	3,102,639	1,105,089
At fair value through other comprehensive income		14,394
At amortized cost	41,258,221	25,896,984
Securities	2,474,971	1,904,014
Debentures	5,681,078	1,392,720
Compulsory deposits with the Brazilian Central Bank	660,772
Loans to customers	34,855,041	24,223,629
(-) Allowance for expected credit loss	(2,413,641)	(1,623,379)
Deferred tax assets	1,447,319	831,698
Property and equipment	92,413	57,951
Intangible assets	182,205	199,156
Right-of-use assets	211,697	223,285
Other assets	1,138,798	955,984
Total assets	47,760,585	29,514,961
Liabilities
Financial liabilities at amortized cost	31,699,085	20,841,533
Deposits	20,850,682	16,576,942
Funds from acceptances and issuance of securities	6,170,529	3,255,985
Debt issued and other borrowed funds	759,339	522,282
Loans and borrowing	667,089	480,103
Investment securities		6,221
Debentures (from Repurchase Agreements)	3,251,446
Derivatives	115,077	8,388
Provision for contingencies	310,343	301,923
Other liabilities	1,330,721	965,312
Obligations related to credits assignments	10,397,345	4,459,629
Lease liabilities	248,280	254,602
Deferred tax liabilities	382,874	206,860
Total liabilities	44,483,725	27,038,247
Equity
Net investment of the parent companies
Share capital	2,622,082	1,673,000
Treasury shares	(1,297)	(1,157)
Reserves	544,194	587,670
Retained earnings	115,160	52,726
Other comprehensive income	(3,279)	49,852
Attributable to equity holders of the parent	3,276,860	2,362,091
Non-controlling interests		114,623
Total equity	3,276,860	2,476,714
Total liabilities and equity	R$ 47,760,585	R$ 29,514,961